Financial Risk Management - Exposure to Foreign Currency Risk Based on Notional Amounts (Detail)
€ in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, zł in Millions, $ in Millions, $ in Millions
	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 PLN (zł)	Dec. 31, 2019 VND (₫)	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 PLN (zł)	Dec. 31, 2018 VND (₫)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 3,336,003								₩ 2,365,022								₩ 2,602,560	₩ 1,558,696
Trade accounts and notes receivable	3,154,080								2,829,163
Non-trade receivable	463,614								159,238
Trade accounts and notes payable	(2,353,355)
Other accounts payable	(4,397,121)								₩ (3,566,629)
Financial liabilities	₩ 20,617,444
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents		$ 1,594	¥ 68	¥ 8,360	$ 33	€ 5	zł 25	₫ 28,663		$ 790	¥ 83	¥ 5,515	$ 121	€ 8	zł 206	₫ 2,070,889
Trade accounts and notes receivable		2,485	19	550						2,175	7	1,098
Non-trade receivable		276	455	230	3	2	0	13,131		21	852	201	3	4		23,182
Other assets denominated in foreign currencies		29	526	5,668	369	5	503	4,032		33	220	11,157	108	12	23	2,782
Trade accounts and notes payable		(628)	(9,043)	(2,289)				(291,891)		(863)	(12,501)	(2,862)				(355,390)
Other accounts payable		(488)	(12,396)	(3,239)	(4)	(10)	0	(786,356)		(928)	(20,326)	(4,762)	(6)	(3)	(4)	(1,585,130)
Financial liabilities		(4,255)		(20,436)						(2,571)		(5,198)
Aggregate notional amounts in the consolidated statements of financial position		(987)	(20,371)	(11,156)	401	2	528	(1,032,421)		(1,343)	(31,665)	5,149	226	21	225	156,333
Currency swap contracts | $		2,085								780
Net exposure		$ 1,098	¥ (20,371)	¥ (11,156)	$ 401	€ 2	zł 528	₫ (1,032,421)		$ (563)	¥ (31,665)	¥ 5,149	$ 226	€ 21	zł 225	₫ 156,333